TYPE:	13F-HR
PERIOD	03/31/2003
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	O. Chaplin
   PHONE 609-895-7394

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Oren M. Chaplin, Esq.
Title:   Filer's Attorney
Phone:   609-895-7394


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    2474     50038   SH      SOLE             50038
Bank of America		 Com  060505104    3592     53747   SH      SOLE             53747
Calpine                  Com  131347106     264     80117   SH      SOLE             80117
Cisco Systems Inc.       Com  17275R102    3624    279204   SH      SOLE            279204
Citigroup Inc            Com  172967101    2719     78922   SH      SOLE             78922
EMC Corp.                Com  268648102     681     94226   SH      SOLE             94226
Exxon Mobil Corporation  Com  30231G102    1795     51369   SH      SOLE             51369
General Electric         Com  369604103    3926    153943   SH      SOLE            153943
Home Depot               Com  437076102    1616     66354   SH      SOLE             66354
Intel Corporation        Com  458140100     920     56522   SH      SOLE             56522
Johnson & Johnson        Com  478160104    4712     81429   SH      SOLE             81429
Medtronic                Com  585055106    1535     34015   SH      SOLE             34015
Microsoft                Com  594918104    4586    189439   SH      SOLE            189439
Pfizer Inc               Com  717081103    3587    115117   SH      SOLE            115117
Procter & Gamble         Com  742718109   10985    123354   SH      SOLE            123354
Tyco Intl Ltd            Com  902124106    1339    104121   SH      SOLE            104121
Wal-Mart Stores Inc.     Com  931142103    4446     85451   SH      SOLE             85451
Worldcom 	         Com  98157D106      27    216234   SH      SOLE            216234

/TEXT
/DOCUMENT
/SUBMISSION